SUPPLEMENTAL GUARANTOR INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
CURRENT ASSETS
Receivables from related parties	$ 467		$ 52
Other current assets	109,282		195,652
Total current assets	109,749		195,704
NONCURRENT ASSETS
Vessels and equipment, net	717,405		715,431
Investments in affiliates	186		220
Other noncurrent assets	69,721		68,656
Total noncurrent assets	787,312		784,307
Total assets	897,061		980,011
CURRENT LIABILITIES
Payable to related parties	1,636		1,351
Current portion of long-term financial debt	32,929		32,253
Other current liabilities	57,948		57,784
Total current liabilities	92,513		91,388
NONCURRENT LIABILITIES
Due to affiliates	0		0
Long-term financial debt	433,105		466,144
Other noncurrent liabilities	15,721		16,918
Total noncurrent liabilities	448,826		483,062
Total liabilities	541,339		574,450
Total equity	355,722		405,561		406,499		250,171
Total liabilities and equity	897,061		980,011
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	363,675		411,217		313,169
Operating expenses	(377,014)	[1]	(376,051)	[1]	(338,288)	[1]
Operating (loss) profit	(13,339)		35,166		(25,119)
Investments in affiliates	(1,056)		(520)		(1,175)
Other income (expenses)	(32,816)		(20,128)		(39,439)
(Loss) Income before income tax	(47,211)		14,518		(65,733)
Income tax (expense) benefit	(5,065)		(6,597)		2,969
Net income (loss)	(52,276)		7,921		(62,764)
Net income attributable to noncontrolling interest	0		553		893
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	(52,276)		7,368		(63,657)
Comprehensive (loss) income, net of income tax effect of $0	(51,789)		8,737		(63,324)
Comprehensive income attributable to noncontrolling interest	0		587		874
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	(51,789)		8,150		(64,198)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities	35,254		19,847		(3,935)
Intercompany sources	0		0		0
Non-subsidiary sources	(41,645)		(120,726)		(32,513)
Net cash (used in) provided by investing activities	(41,645)		(120,726)		(32,513)
Intercompany sources	0		0		0
Non-subsidiary sources	(31,252)		(48,711)		224,567
Net cash (used in) provided by financing activities	(31,252)		(48,711)		224,567
Net increase (decrease) in cash and cash equivalents	(37,643)		(149,590)		188,119
Parent [Member]
CURRENT ASSETS
Receivables from related parties	435,905		423,536
Other current assets	646		21,016
Total current assets	436,551		444,552
NONCURRENT ASSETS
Vessels and equipment, net	0		0
Investments in affiliates	142,761		180,616
Other noncurrent assets	7,449		8,974
Total noncurrent assets	150,210		189,590
Total assets	586,761		634,142
CURRENT LIABILITIES
Payable to related parties	0		0
Current portion of long-term financial debt	0		0
Other current liabilities	5,079		2,511
Total current liabilities	5,079		2,511
NONCURRENT LIABILITIES
Due to affiliates	0		0
Long-term financial debt	225,960		226,070
Other noncurrent liabilities	0		0
Total noncurrent liabilities	225,960		226,070
Total liabilities	231,039		228,581
Total equity	355,722		405,561
Total liabilities and equity	586,761		634,142
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	0		0		0
Operating expenses	(12,847)		(7,459)		(7,548)
Operating (loss) profit	(12,847)		(7,459)		(7,548)
Investments in affiliates	(38,342)		21,051		(49,470)
Other income (expenses)	(1,087)		(6,224)		(6,639)
(Loss) Income before income tax	(52,276)		7,368		(63,657)
Income tax (expense) benefit	0		0		0
Net income (loss)	(52,276)		7,368		(63,657)
Net income attributable to noncontrolling interest	0		0		0
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	(52,276)		7,368		(63,657)
Comprehensive (loss) income, net of income tax effect of $0	(51,789)		8,150		(64,198)
Comprehensive income attributable to noncontrolling interest	0		0		0
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	(51,789)		8,150		(64,198)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities	(9,144)		(10,370)		(11,232)
Intercompany sources	(12,369)		(116,193)		(10,019)
Non-subsidiary sources	0		0		0
Net cash (used in) provided by investing activities	(12,369)		(116,193)		(10,019)
Intercompany sources	0		0		0
Non-subsidiary sources	877		(53,596)		219,122
Net cash (used in) provided by financing activities	877		(53,596)		219,122
Net increase (decrease) in cash and cash equivalents	(20,636)		(180,159)		197,871
Combined Subsidiary Guarantors [Member]
CURRENT ASSETS
Receivables from related parties	53,715		45,715
Other current assets	36,647		68,998
Total current assets	90,362		114,713
NONCURRENT ASSETS
Vessels and equipment, net	287,425		265,577
Investments in affiliates	0		0
Other noncurrent assets	29,298		30,552
Total noncurrent assets	316,723		296,129
Total assets	407,085		410,842
CURRENT LIABILITIES
Payable to related parties	273,909		188,021
Current portion of long-term financial debt	6,420		6,420
Other current liabilities	36,932		53,383
Total current liabilities	317,261		247,824
NONCURRENT LIABILITIES
Due to affiliates	0		0
Long-term financial debt	42,263		48,682
Other noncurrent liabilities	279		267
Total noncurrent liabilities	42,542		48,949
Total liabilities	359,803		296,773
Total equity	47,282		114,069
Total liabilities and equity	407,085		410,842
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	205,759		294,261		207,429
Operating expenses	(257,048)		(287,214)		(226,864)
Operating (loss) profit	(51,289)		7,047		(19,435)
Investments in affiliates	0		0		0
Other income (expenses)	(14,688)		(6,816)		(24,859)
(Loss) Income before income tax	(65,977)		231		(44,294)
Income tax (expense) benefit	(810)		(4,098)		3,044
Net income (loss)	(66,787)		(3,867)		(41,250)
Net income attributable to noncontrolling interest	0		0		0
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	(66,787)		(3,867)		(41,250)
Comprehensive (loss) income, net of income tax effect of $0	(66,787)		(3,867)		(41,250)
Comprehensive income attributable to noncontrolling interest	0		0		0
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	(66,787)		(3,867)		(41,250)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities	(24,147)		18,283		(24,555)
Intercompany sources	77,888		40,060		43,839
Non-subsidiary sources	(51,050)		(12,848)		(15,507)
Net cash (used in) provided by investing activities	26,838		27,212		28,332
Intercompany sources	0		(32,937)		(17,123)
Non-subsidiary sources	(6,370)		(16,434)		4,747
Net cash (used in) provided by financing activities	(6,370)		(49,371)		(12,376)
Net increase (decrease) in cash and cash equivalents	(3,679)		(3,876)		(8,599)
Combined Subsidiary Non Guarantors [Member]
CURRENT ASSETS
Receivables from related parties	1,785		81,996
Other current assets	71,989		105,638
Total current assets	73,774		187,634
NONCURRENT ASSETS
Vessels and equipment, net	430,750		450,682
Investments in affiliates	186		220
Other noncurrent assets	32,974		29,130
Total noncurrent assets	463,910		480,032
Total assets	537,684		667,666
CURRENT LIABILITIES
Payable to related parties	218,665		364,525
Current portion of long-term financial debt	26,509		25,833
Other current liabilities	15,937		1,890
Total current liabilities	261,111		392,248
NONCURRENT LIABILITIES
Due to affiliates	0		0
Long-term financial debt	164,882		191,392
Other noncurrent liabilities	15,442		16,651
Total noncurrent liabilities	180,324		208,043
Total liabilities	441,435		600,291
Total equity	96,249		67,375
Total liabilities and equity	537,684		667,666
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	215,259		159,120		140,530
Operating expenses	(164,520)		(123,600)		(138,608)
Operating (loss) profit	50,739		35,520		1,922
Investments in affiliates	(1,056)		(520)		(1,175)
Other income (expenses)	(17,041)		(7,088)		(7,941)
(Loss) Income before income tax	32,642		27,912		(7,194)
Income tax (expense) benefit	(4,255)		(2,499)		(75)
Net income (loss)	28,387		25,413		(7,269)
Net income attributable to noncontrolling interest	0		0		0
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	28,387		25,413		(7,269)
Comprehensive (loss) income, net of income tax effect of $0	28,874		26,195		(7,810)
Comprehensive income attributable to noncontrolling interest	0		0		0
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	28,874		26,195		(7,810)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities	68,545		11,934		31,852
Intercompany sources	(65,519)		109,070		(16,697)
Non-subsidiary sources	9,405		(107,878)		(17,006)
Net cash (used in) provided by investing activities	(56,114)		1,192		(33,703)
Intercompany sources	0		0		0
Non-subsidiary sources	(25,759)		21,319		698
Net cash (used in) provided by financing activities	(25,759)		21,319		698
Net increase (decrease) in cash and cash equivalents	(13,328)		34,445		(1,153)
Consolidating Adjustments [Member]
CURRENT ASSETS
Receivables from related parties	(490,938)		(551,195)
Other current assets	0		0
Total current assets	(490,938)		(551,195)
NONCURRENT ASSETS
Vessels and equipment, net	(770)		(828)
Investments in affiliates	(142,761)		(180,616)
Other noncurrent assets	0		0
Total noncurrent assets	(143,531)		(181,444)
Total assets	(634,469)		(732,639)
CURRENT LIABILITIES
Payable to related parties	(490,938)		(551,195)
Current portion of long-term financial debt	0		0
Other current liabilities	0		0
Total current liabilities	(490,938)		(551,195)
NONCURRENT LIABILITIES
Due to affiliates	0		0
Long-term financial debt	0		0
Other noncurrent liabilities	0		0
Total noncurrent liabilities	0		0
Total liabilities	(490,938)		(551,195)
Total equity	(143,531)		(181,444)
Total liabilities and equity	(634,469)		(732,639)
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS [Abstract]
Revenues	(57,343)		(42,164)		(34,790)
Operating expenses	57,401		42,222		34,732
Operating (loss) profit	58		58		(58)
Investments in affiliates	38,342		(21,051)		49,470
Other income (expenses)	0		0		0
(Loss) Income before income tax	38,400		(20,993)		49,412
Income tax (expense) benefit	0		0		0
Net income (loss)	38,400		(20,993)		49,412
Net income attributable to noncontrolling interest	0		553		893
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	38,400		(21,546)		48,519
Comprehensive (loss) income, net of income tax effect of $0	37,913		(21,741)		49,934
Comprehensive income attributable to noncontrolling interest	0		587		874
Comprehensive (loss) income attributable to Ultrapetrol (Bahamas) Limited	37,913		(22,328)		49,060
SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW [Abstract]
Net cash (used in) provided by operating activities	0		0		0
Intercompany sources	0		(32,937)		(17,123)
Non-subsidiary sources	0		0		0
Net cash (used in) provided by investing activities	0		(32,937)		(17,123)
Intercompany sources	0		32,937		17,123
Non-subsidiary sources	0		0		0
Net cash (used in) provided by financing activities	0		32,937		17,123
Net increase (decrease) in cash and cash equivalents	$ 0		$ 0		$ 0

[1]	Operating expenses included $1,917, $2,509 and $2,753 in 2014, 2013 and 2012, respectively, from related parties.